Ordinary Shares and treasury shares (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
	Dec. 13, 2023 USD ($)	Dec. 31, 2024 CNY (¥) Vote shares	Dec. 31, 2024 USD ($) Vote $ / shares shares	Dec. 31, 2023 shares
Ordinary Shares
Ordinary shares, shares authorized		1,500,000,000	1,500,000,000
Aggregate value | $	$ 3,000
Period in force	12 months
Aggregate consideration		¥ 10,190	$ 1,400
Class A ordinary shares
Ordinary Shares
Ordinary shares, shares authorized		1,268,785,000	1,268,785,000	1,268,785,000
Number of votes per ordinary share | Vote		1	1
Repurchase of common shares (Shares)		96,728,600	96,728,600
Average price (in dollars per shares) | $ / shares			$ 0.0144
Class B ordinary shares
Ordinary Shares
Ordinary shares, shares authorized		231,215,000	231,215,000	231,215,000
Number of votes per ordinary share | Vote		10	10
Number of Class A ordinary shares to be issued during conversion		1	1
American Depositary Shares
Ordinary Shares
Repurchase of common shares (Shares)		483,643	483,643
Average price (in dollars per shares) | $ / shares			$ 2.8882